Segment reporting - Concentration risk Percentage (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenue | Customer | Customer one | Innovation platform
Revenue, Major Customer [Line Items]
Concentration risk percentage (as a percent)	23.00%	13.00%